Income Taxes (Components of Federal and State Income Tax Expense (Benefit)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Federal	$ 0	$ 0	$ 0
State	0	0	0
Total current	0	0	0
Deferred
Federal	210	332	0
State	33	33	0
Total deferred	243	365	0
Total income tax expense (benefit)	$ 243	$ 365	$ 0